Trade and Other Payables - Schedule of Trade and Other Payables (Details) - Trade And Other Current Payables [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Trade and Other Payables [Line Items]
Trade payables	$ 870,497	$ 450,593
Accruals	257,980	668,344
Sundry payables	4,608,191	12,118,112
Total	$ 5,736,668	$ 13,237,049